                                    GMO TRUST

             AMENDED AND RESTATED SUPPLEMENT DATED JULY 15, 2005 TO
                  GMO TRUST PROSPECTUS DATED JUNE 30, 2005 AND
        GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2005

Minimum Investment Criteria for Class III Eligibility - GMO Developed World
---------------------------------------------------------------------------
Stock Fund and GMO Global Growth Fund
-------------------------------------

Notwithstanding references to the contrary in the table captioned "Minimum Investment Criteria for Class II and Class III Eligibility" on page 101 of the Prospectus, the Minimum Total Investment required to purchase Class III Shares of GMO Developed World Stock Fund and GMO Global Growth Fund is $5 million.

GMO Small Cap Value Fund, GMO Small Cap Growth Fund, and GMO Tax-Managed Small
------------------------------------------------------------------------------
Companies Fund
--------------

The Board of Trustees of GMO Trust has approved the following changes, effective August 31, 2005, to the Funds' names:

        Current Name                       Name as of August 31, 2005
        ------------                       --------------------------
 GMO Small Cap Value Fund                 GMO Small/Mid Cap Value Fund
 GMO Small Cap Growth Fund                GMO Small/Mid Cap Growth Fund
 GMO Tax-Managed Small Companies Fund     GMO Tax-Managed Small/Mid Cap Fund

In connection with the Funds' name changes, effective August 31, 2005, the first paragraph of each Fund's "Principal investment strategies" is amended and restated to read as follows:

GMO Small/Mid Cap Value Fund
----------------------------

The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with similar market capitalizations ("small and mid cap companies"). As of May 31, 2005, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $20 million to $8 billion. In addition, as of May 31, 2005, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $2.4 billion and the median market capitalization was approximately $690 million. Under normal circumstances, the Fund invests at least 80% of its assets in investments in small and mid cap companies.

GMO Small/Mid Cap Growth Fund
-----------------------------

The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with similar market capitalizations ("small and mid cap companies"). As of May 31, 2005, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $20 million to $8 billion. In addition, as of May 31, 2005, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $2.4 billion and the median market capitalization was approximately $690 million. Under normal circumstances, the Fund invests at least 80% of its assets in investments in small and mid cap companies.

GMO Tax-Managed Small/Mid Cap Fund
----------------------------------

The Fund typically makes equity investments in small and mid cap companies that issue stocks traded in the U.S. market and uses quantitative models integrated with tax management techniques to provide investors subject to U.S. federal income tax exposure to the U.S. small and mid cap company equity market. The Manager considers

"small and mid cap companies" to be those chosen from among the 3,000 largest capitalized companies, excluding the top 500, with stocks traded in the U.S. market. Under normal circumstances, the Fund invests at least 80% of its assets in investments in small and mid cap companies.

GMO Global Growth Fund
----------------------

On page 31 of the Prospectus, under the caption "Fees and expenses", the heading that references "Class IV" in the "Annual Fund operating expenses" table should reference "Class III", which is the only class of shares the Fund currently offers.

              SUPPLEMENT DATED JULY 15, 2005 TO GMO TRUST - CLASS M
                      SHARES PROSPECTUS DATED JUNE 30, 2005

Management of the Trust
-----------------------

The last row of the table on page 31 of the Prospectus is hereby amended and restated as follows:

----------------------------------------------------------------------------------------------
          FUND                 SENIOR MEMBER           PRINCIPAL OCCUPATION DURING PAST 5
                            (LENGTH OF SERVICE)                       YEARS
----------------------------------------------------------------------------------------------
Emerging Countries Fund     Arjun Divecha          Director of GMO's Emerging Markets Division
                            (since 1993)           since 1993.
----------------------------------------------------------------------------------------------